Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
CVG's reportable segments were impacted in the current period due to the divestiture of the cab structure business with operations in Kings Mountain, North Carolina and the Industrial Automation segment. As a result of classifying the Industrial Automation reporting segment as a discontinued operation, it is not a reportable segment. Additionally, as a result of classifying the cab structure divestiture as discontinued operations, the financial information reported for other segments excludes the activity from Kings Mountain, North Carolina.
Effective January 1, 2025, the Company reorganized its operations into three segments: Global Seating, Global Electrical Systems, and Trim Systems and Components. The reorganization was designed to enhance alignment with its customers and end markets which will allow the Company to better focus on growth opportunities, capital allocation and enhancing shareholder value. As a result of the strategic reorganization, the prior period amounts have been revised to conform to the Company’s current period presentation.
Our President and Chief Executive Officer is the Company’s chief operating decision maker (“CODM”). The CODM uses segment operating income compared to historical results, budgets, and forecasted financial information, in order to assess segment performance and allocate operating and capital resources. During the quarter ended March 31, 2025, the Company revised its method for allocating corporate expenses to segment operating income to better align with how the segments utilize corporate support activities. This change provides the CODM meaningful segment profitability information to support operating decisions and the allocation of resources. The prior period amounts have been revised to conform to the Company’s current period presentation.
Certain of our facilities manufacture and sell products through multiple product lines. The products produced by each of our segments are more specifically described below.
The Global Seating segment designs, manufactures and sells the following products:
•Commercial vehicle seats for the global commercial vehicle markets including heavy duty trucks, medium duty trucks, last mile delivery trucks and vans, construction and agriculture equipment in North America, Europe and Asia-Pacific. This segment includes a portion of the company’s activities in the electric vehicle market.
•Seats and components sold into the commercial vehicle channels that provide repair and refurbishing. These channels include Original Equipment Service ("OES") centers and retail distributors, and are spread across North America, Europe and Asia-Pacific.
•Office seats primarily sold into the commercial and home office furniture distribution channels in Europe and Asia-Pacific.
The Global Electrical Systems segment designs, manufactures and sells the following products:
•Cable and harness assemblies for both high and low voltage applications, control boxes, dashboard assemblies and design and engineering for these applications.
•The end markets for these products are construction, agricultural, industrial, automotive (both internal combustion and electric vehicles), truck, mining, rail, marine, power generation and the military/defense industries in North America, Europe and Asia-Pacific.
The Trim Systems and Components segment designs, manufactures and sells the following products:
•Plastic components ("Trim") primarily for the North America commercial vehicle market, MD/HD truck market and power sports markets.
•Commercial vehicle accessories including wipers, mirrors, and sensors. These products are sold both as Original Equipment and as repair products.
The following tables present financial information for the Company's reportable segments for the periods indicated:

	For the year ended December 31, 2024
	Global Seating	Global Electrical Systems	Trim Systems & Components	Total
Revenues	$314,682	$203,128	$205,545	$723,355
Cost of revenues	277,131	189,946	183,001	650,078
Gross profit	37,551	13,182	22,544	73,277
Selling, general & administrative expenses	29,977	17,742	14,242	61,961
Operating income (loss) [1]	7,574	(4,560)	8,302	11,316
Corporate and other unallocated costs [2]				12,074
Other (income) expense				(2,200)
Interest expense				9,174
Loss on extinguishment of debt				509
Loss before provision for income taxes				(8,241)

Capital expenditures, depreciation and restructuring:
Capital expenditures	$5,082	$5,421	$3,446
Depreciation expense	$5,186	$4,927	$3,279
Restructuring	$1,546	$3,745	$5,329

	For the year ended December 31, 2023
	Global Seating	Global Electrical Systems	Trim Systems & Components	Total
Revenues	$348,690	$242,390	$244,389	$835,469
Cost of revenues	305,539	202,745	205,911	714,195
Gross profit	43,151	39,645	38,478	121,274
Selling, general & administrative expenses	34,026	17,088	17,399	68,513
Operating income [1]	9,125	22,557	21,079	52,761
Corporate and other unallocated costs [2]				12,888
Other (income) expense				1,195
Interest expense				10,248
Income before provision for income taxes				28,430

Capital expenditures, depreciation and restructuring:
Capital expenditures	$8,067	$8,669	$1,891
Depreciation expense	$5,039	$4,181	$3,396
Restructuring	$131	$8	$678

	For the year ended December 31, 2022
	Global Seating	Global Electrical Systems	Trim Systems & Components	Total
Revenues	$358,826	$191,828	$231,929	$782,583
Cost of revenues	329,888	165,069	202,098	697,055
Gross profit	28,938	26,759	29,831	85,528
Selling, general & administrative expenses	28,433	9,376	11,755	49,564
Operating income (loss) [1]	505	17,383	18,076	35,964
Corporate and other unallocated costs [2]				11,143
Other (income) expense				10,463
Interest expense				9,159
Loss on extinguishment of debt				921
Income before provision for income taxes				4,278

Capital expenditures, depreciation and restructuring:
Capital expenditures	$10,004	$3,883	$4,982
Depreciation expense	$4,516	$3,704	$4,075
Restructuring	$2,458	$674	$202
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(1)Segment operating income includes allocated corporate operating expenses associated with central services such as procurement, quality, logistics, environmental health and safety, information technology, insurance, finance, credit and collections, treasury and human resources. Operating expenses related to corporate headquarter functions are primarily allocated to each segment based on revenue contribution.
(2)Unallocated corporate costs include enterprise and governance stewardship which include listing fees, audit fees, compliance costs, insurance costs, Board of Directors fees, and corporate management stock-based compensation expenses. Finally, interest expense, income taxes, and certain other items included in Other (income) expense, which are managed on a consolidated basis, are not allocated to the operating segments.
The following table presents revenues and long-lived assets for the geographic areas in which we operate:

	Years Ended December 31,
	2024		2023		2022
	Revenues	Long-lived Assets	Revenues	Long-lived Assets	Revenues	Long-lived Assets
United States	$504,455	$65,957	$596,620	$67,727	$550,783	$65,279
Czech Republic	93,106	6,679	102,786	8,583	88,295	6,565
All other countries	125,794	26,253	136,063	23,983	143,505	17,835
	$723,355	$98,889	$835,469	$100,293	$782,583	$89,679
Sales to two of our customers was individually in excess of 10% of total Company revenues in each of the years ended December 31, 2024, 2023 and 2022, as noted in the table below. The following table presents revenue from the above mentioned customer as a percentage of total revenue:

		Years Ended December 31,
Customer	Primary Segment	2024	2023	2022
Customer A	Global Seats and Trim Systems & Components	13%	13%	13%
Customer B	Trim Systems & Components	11%	10%	16%